Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	In Thousands
	2020	2019
Demand deposits	$391,360	284,611
Savings accounts	201,984	140,270
Negotiable order of withdrawal accounts	771,195	558,745
Money market demand accounts	984,677	801,986
Certificates of deposit $250,000 or greater	112,696	131,899
Other certificates of deposit	425,299	425,222
Individual retirement accounts $250,000 or greater	10,323	10,646
Other individual retirement accounts	63,061	64,226
	$2,960,595	2,417,605

Time Deposit Maturities [Table Text Block]
(In Thousands)
Maturity	Total
2021	$342,291
2022	138,959
2023	87,243
2024	23,157
2025	19,271
Thereafter	458
$611,379